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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-10423

                      SELIGMAN CORE FIXED INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 9/30

Date of reporting period: 7/1/08-6/30/09

Document Number: 269796
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-10423
Reporting Period: 07/01/2008 - 06/30/2009
Seligman Core Fixed Income Fund, Inc.









==================== SELIGMAN CORE FIXED INCOME FUND, INC. =====================


CATERPILLAR FINANCIAL ASSET TRUST 2008-A

Ticker:                      Security ID:  14911TAC9
Meeting Date: MAY 21, 2009   Meeting Type: Written Consent
Record Date:  MAY 6, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Undersigned Noteholder Hereby       For       For          Management
      Consents To That Certain First
      Amendment To Sale And Servicing
      Agreement Described In The Caterpillar
      Financial Asset Trust 2008-A Request
      For Consent To Amendment Of Sale And
      Servicing Agreement Dated May 11, 2009

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Seligman Core Fixed Income Fund, Inc.


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            ----------------------------------------------------
                            Patrick T. Bannigan
                            President

Date                        August 27, 2009

* Print the name and title of each signing officer under his or her signature.

Document Number: 269825